HSBC Investor Funds
HSBC Advisor Funds Trust

HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund
HSBC Investor New York Tax-Free Bond Fund

Supplement Dated February 2, 2009
to the Prospectuses dated February 28, 2008,
as supplemented to date

     The following portfolio management changes have been made to the HSBC Investor New York Tax-Free Bond Fund (the “New York Tax-Free Bond Fund”), and to the underlying portfolios in which HSBC Investor Core Plus Fixed Income Fund (Investor Funds), HSBC Investor Core Plus Fixed Income Funds (Advisor Funds) and HSBC Investor Intermediate Duration Fixed Income Fund (collectively, the “Fixed Income Funds”) invest:

New York Tax-Free Bond Fund

     Jerry Samet has been replaced as portfolio manager for the New York Tax-Free Bond Fund by Brian M. Lockwood and Brian F. Colalucci, who function as co-managers of the Fund.

Fixed Income Funds

     Suzanne Moran and Jerry Samet have been replaced by Kim Golden and Richard Familetti as co-managers of the HSBC Investor Core Plus Fixed Income Portfolio and HSBC Investor Intermediate Duration Fixed Income Portfolio (the “Portfolios”), the underlying portfolios in which the Fixed Income Funds invest.

The following replaces similar information under the "Portfolio Managers" section of the Prospectuses:

Portfolio Managers

HSBC Investor Core Plus Fixed Income Fund (Core Plus Fixed Income Portfolio) and HSBC Investor Intermediate Duration Fixed Income Fund (Intermediate Duration Fixed Income Portfolio):

Kim Golden, CFA, and Richard Familetti, CFA, are co-managers of the Portfolios listed above and are jointly and primarily responsible for the day-to-day management of the Portfolios.

  Kim Golden, CFA, Kim Golden, Managing Director of Halbis, Head of Distressed Investing. Mr. Kim joined HSBC in February 2004. Previously he was Managing Director of the T. Rowe Price Recovery Funds and Vice President of T. Rowe Price Associates. At T. Rowe Price, he invested in financially distressed and bankrupt companies on behalf of the Recovery Fund and other investment funds at the firm, and traded a broad array of financial instruments including bonds, bank loans, trade claims, equities and derivatives. Prior to joining T. Rowe Price, Mr. Kim worked for Chemical Bank (now J.P. Morgan Chase) in investment banking and corporate finance, where he was involved in merger and acquisition advisory, structured leveraged buyouts, and was one of the bank’s principal valuation experts. Earlier at Chemical, Mr. Kim spent several years advising Fortune 100 companies on international finance issues, including foreign exchange exposure, forecasting, risk management, cross border flows, hedging, and the use of derivatives. Before joining Chemical Bank, he was an officer at the U.S. Treasury in the Office of International Monetary Affairs. Mr. Kim holds an MPA from the Woodrow Wilson School at Princeton University and B.A. and a B.Mus. (performance) from Oberlin College.

  Richard Familetti is a Senior Vice President of Halbis. Mr. Familetti joined Halbis Capital Management in January 2008 as the Portfolio Manager for US Credit Alpha. Prior to joining Halbis, Mr. Familetti worked at Credit Agricole/Calyon Bank in the Proprietary Credit Trading group where he specialized in long/short credit strategies. Prior thereto, he worked for Credit Suisse Asset Management as a Managing Director in charge of corporate credit investing. Mr. Familetti joined Credit Suisse as a result of the sale of a small, successful partnership called Brundage, Story and Rose Investment Management. Prior to this, Mr. Familetti traded Mortgages, CMO’s, and ABS for Lazard Freres Asset Management. Mr. Familetti holds a BA from Hofstra College of Liberal Arts & Sciences, and an MBA in Finance from Fordham University. Mr. Familetti has 13 years of industry experience.

HSBC Investor New York Tax-Free Bond Fund:

Brian M. Lockwood and Brian F. Colalucci are co-managers of the New York Tax-Free Bond Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

  Brian M. Lockwood is a senior portfolio manager and the team leader of the fixed income division in the Private Bank Investment Management Group of HSBC. Additionally, Mr. Lockwood chairs the fixed income strategy committee for the US Curve for both local and global investment groups. He manages co-mingled and segregated taxable and tax-exempt assets, including HSBC collective and common funds and tactical mandates. Prior to joining HSBC, Brian worked as a fixed income manager for Ramius Capital Group and DLJ/Credit Suisse Asset Management. His duties have included the management of various active fixed mandates, as well as the overall trading of $13 billion in assets. Mr. Lockwood has also traded fixed income securities for Spear, Leads, & Kellogg and began his career in the institutional trading/sales division of National Westminster Bank, NA. He has specialized in yield curve analysis, fixed income relative value, and an active management discipline.

  Brian F. Colalucci joined the fixed income division in HSBC’s Private Bank Investment Management Group in 2008. Prior to joining HSBC, he was a Senior Vice President and Portfolio Manager at Robeco Investment Management, where he was part of the firm’s tax-exempt, high net worth portfolio team with AUMs of $2 billion. Prior to Robeco, Mr. Colalucci worked for Western Asset Management, where he was responsible for implementing investment strategies and trading tax-exempt securities for the firm’s institutional portfolios, mutual funds, and high net worth accounts. He began his investment career at Citigroup Asset Management in 1996, where he was a Vice President and portfolio manager for Citi’s institutional and retail clients. At Citi, Mr. Colalucci co-managed Citi's top state-specific tax-exempt money market funds with assets under management of over $3 Billion. Mr. Colalucci holds a B.S.B.A degree from Villanova University and has 13 years of investment experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE

HSBC Investor Funds
HSBC Advisor Funds Trust

HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund
HSBC Investor New York Tax-Free Bond Fund

Supplement Dated February 2, 2009
to the Statement of Additional Information
dated February 28, 2008,
as supplemented to date

     The following portfolio management changes have been made to the HSBC Investor New York Tax-Free Bond Fund (the “New York Tax-Free Bond Fund”), and to the underlying portfolios in which HSBC Investor Core Plus Fixed Income Fund (Investor Funds), HSBC Investor Core Plus Fixed Income Funds (Advisor Funds) and HSBC Investor Intermediate Duration Fixed Income Fund (collectively, the “Fixed Income Funds”) invest:

New York Tax-Free Bond Fund

     Jerry Samet has been replaced as portfolio manager for the New York Tax-Free Bond Fund by Brian M. Lockwood and Brian F. Colalucci, who function as co-managers of the Fund.

Fixed Income Funds

     Suzanne Moran and Jerry Samet have been replaced by Kim Golden and Richard Familetti as co-managers of the HSBC Investor Core Plus Fixed Income Portfolio and HSBC Investor Intermediate Duration Fixed Income Portfolio (the “Portfolios”), the underlying portfolios in which the Fixed Income Funds invest.

     Similar information in the “Portfolio Managers” section of the SAI regarding the Funds is deleted and replaced with the following:

Funds Managed by Halbis^

Other Accounts with
Performance-Based Fees/
	Other Accounts Managed^			Total Assets in Accounts
	Other			Number &
Names of	Registered	Other Pooled		Type of	Total Assets
Portfolio	Investment	Investment		Accounts	in such
Managers on	Companies	Vehicles		in this	Accounts,
Team	(“RICs”)	(“PIVs”)	Other Accounts	Category	if any

Fixed Income
Feeder Funds:
Kim Golden
and	None	2 Accounts	None	None	n/a
Richard Familetti		$127,000,000

New York Tax-
Free Bond Fund:
Brian Lockwood
and		3 Accounts	141 Accounts
Brian Colalucci	None	$159,170,000	$1,019,241,000	None	n/a

^ For each additional account listed, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the prospectus in relation to the Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed. For each team, the information is the same for each team member.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE